OPERATING EXPENSES	12 Months Ended
Dec. 31, 2019
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 25 – OPERATING EXPENSES

Operating expenses disclosed by nature of expense amounted to $221,229,  $225,817 and $80,518 for the years ended December 31, 2019, 2018 and 2017, respectively. The main components of the operating expenses are the following:

	Years ended December 31,
	2019	2018	2017
Employee benefit expenses and severance payments	Profit (loss)
Salaries, Social security expenses and benefits	(40,275)	(41,124)	(16,641)
Severance indemnities	(5,153)	(3,497)	(557)
Other employee expenses	(1,103)	(1,152)	(747)
	(46,531)	(45,773)	(17,945)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(15,559)	(13,580)	(6,615)
Fees for services	(10,919)	(11,736)	(4,507)
Directors and Supervisory Committee's fees	(129)	(152)	(37)
	(26,607)	(25,468)	(11,159)
Taxes and fees with the Regulatory Authority
Turnover tax	(8,539)	(11,324)	(3,318)
Municipal taxes	(2,456)	(2,786)	(1,578)
Other taxes and fees	(7,390)	(6,826)	(2,579)
	(18,385)	(20,936)	(7,475)

	Years ended December 31,
	2019	2018	2017
Cost of equipment and handsets	Profit (loss)
Inventory balance at the beginning of the year	(4,415)	(291)	(792)
Plus:
Incorporation by merger (Note 4)	—	(4,214)	(357)
Purchases	(10,477)	(14,781)	(438)
Other	705	—	538
Less:
Inventory balance at the end of the year	3,438	4,415	291
	(10,749)	(14,871)	(758)
Other operating expenses
Provisions	(1,286)	(1,929)	(552)
Rentals and internet capacity	(1,992)	(5,109)	(1,725)
Other	(7,896)	(7,846)	(2,717)
	(11,174)	(14,884)	(4,994)
Depreciation, amortization and impairment of fixed assets
Depreciation of PP&E	(46,977)	(42,467)	(14,911)
Amortization of intangible assets	(8,269)	(8,181)	(163)
Amortization of Rights of use assets	(3,479)	(150)	(8)
Impairment of fixed assets	(2,564)	(3,216)	—
	(61,289)	(54,014)	(15,082)

Operating expenses, disclosed per function are as follows:

	Operating	Commercialization	Administration	Total	Total	Total
Concept	costs	costs	costs	12.31.2019	12.31.2018	12.31.2017
Employee benefit expenses and severance payments	(25,893)	(7,314)	(13,324)	(46,531)	(45,773)	(17,945)
Interconnection costs and other telecommunication charges	(7,520)	—	—	(7,520)	(8,500)	(2,017)
Fees for services, maintenance, materials and supplies	(13,350)	(5,541)	(7,716)	(26,607)	(25,468)	(11,159)
Taxes and fees with the Regulatory Authority	(18,260)	(48)	(77)	(18,385)	(20,936)	(7,475)
Commissions and advertising	—	(1,026)	(13,586)	(14,612)	(17,245)	(5,678)
Cost of equipment and handsets	(10,749)	—	—	(10,749)	(14,871)	(758)
Programming and content costs	(18,031)	—	—	(18,031)	(18,700)	(14,024)
Bad debt expenses	—	—	(6,331)	(6,331)	(5,426)	(1,386)
Other operating expenses	(6,901)	(1,384)	(2,889)	(11,174)	(14,884)	(4,994)
Depreciation, amortization and impairment of fixed assets	(49,447)	(3,773)	(8,069)	(61,289)	(54,014)	(15,082)
Total as of 12.31.2019	(150,151)	(19,086)	(51,992)	(221,229)	—	—
Total as of 12.31.2018	(154,131)	(18,780)	(52,906)	—	(225,817)	—
Total as of 12.31.2017	(52,791)	(12,235)	(15,492)	—	—	(80,518)

Operating leases

Future minimum lease payments from of non-cancellable operating lease agreements of Telecom and its subsidiaries as of December 31, 2019, 2018 and 2017 in current currency on the transaction date are as follows:

	Less than 1		More than 5
	year	1‑5 years	years	Total
2017	467	391	25	883
2018	1,754	2,286	479	4,519
2019	435	132	32	599

Further information is provided in Note 3.k) to these consolidated financial statements.